Income Tax (Reconciliation of Tax Provision) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes
Tax provision (benefit) at the U.S. federal statutory rate	$ 196	$ 186	$ (48)
Dividends-received deduction	(135)	(140)	(201)
Foreign related investments	(7)	(9)	(15)
Valuation Allowance	0	0	(56)
Other	(5)	(1)	(3)
Total income tax expense (benefit)	$ 49	$ 36	$ (323)